INTANGIBLE ASSETS, NET AND GOODWILL (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
INTANGIBLE ASSETS, NET
Cost	₫ 5,997,151				₫ 5,941,591			₫ 5,772,842
Accumulated amortization	(4,774,625)				(4,595,267)			(4,311,771)
Net carrying value	1,222,526				1,346,324	[1]		1,461,071		$ 50,392,663
Amortization of intangible assets	179,358	$ 7,393,157	₫ 120,231	[1]	466,454		$ 19,500,000	2,341,850	₫ 897,562
As previously reported
INTANGIBLE ASSETS, NET
Cost					5,876,138
Accumulated amortization					(4,584,418)
Net carrying value					1,291,720			1,461,071			$ 54,123,858
Amortization of intangible assets			₫ 113,261		466,454		$ 19,544,708	2,341,850
License
INTANGIBLE ASSETS, NET
Cost	3,690,720				3,690,720			3,903,095
Accumulated amortization	(3,690,720)				(3,690,720)			(3,698,305)
Net carrying value								204,790
License | As previously reported
INTANGIBLE ASSETS, NET
Cost					3,690,720
Accumulated amortization					(3,690,720)
Software
INTANGIBLE ASSETS, NET
Cost	2,175,162				2,104,594			1,442,065
Accumulated amortization	(1,071,132)				(894,168)			(608,416)
Net carrying value	1,104,030				₫ 1,210,426			₫ 833,649		45,508,244
Weighted-average remaining useful life					53 months			43 months	48 months		53 months
Software | As previously reported
INTANGIBLE ASSETS, NET
Cost					₫ 2,046,815
Accumulated amortization					(887,418)
Net carrying value					1,159,397						$ 48,579,444
Purchased software under development phase
INTANGIBLE ASSETS, NET
Cost	89,752				120,157			₫ 410,506
Net carrying value	89,752				120,157			410,506		3,699,588
Purchased software under development phase | As previously reported
INTANGIBLE ASSETS, NET
Cost					120,157
Net carrying value					120,157						5,034,652
Others
INTANGIBLE ASSETS, NET
Cost	41,517				26,120			17,176
Accumulated amortization	(12,773)				(10,379)			(5,050)
Net carrying value	₫ 28,744				15,741			₫ 12,126		$ 1,184,831
Others | As previously reported
INTANGIBLE ASSETS, NET
Cost					18,446
Accumulated amortization					(6,280)
Net carrying value					₫ 12,166						$ 509,763

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).